Consolidated Statements Of Cash Flows Supplemental Schedule A - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)	$ (7,210)	$ (1,143)
Property, plant and equipment	3,368	213
Other long-term assets	(250)	(9,791)
Goodwill and other intangible assets	183,718	12,422
Deferred income taxes	2,606
Deferred income taxes		(1,001)
Long-term liabilities	(40,796)
Non-controlling interest		(1,487)
Estimated net fair value of assets acquired and liabilities assumed	$ 141,436	$ (787)